UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 33.3% of net assets
U.S. Government Agency Debt 33.3%
FEDERAL HOME LOAN BANKS		1.96%		10/03/18	1,900,000	1,899,794
		2.01%		10/17/18	5,000,000	4,995,567
		2.01%		10/31/18	3,000,000	2,994,980
		2.16%		11/02/18	1,000,000	998,080
		2.04%		11/07/18	5,000,000	4,989,527
		2.05%		11/14/18	2,000,000	1,994,979
		2.08%		11/23/18	1,000,000	996,939
		2.10%		11/28/18	5,000,000	4,983,091
		2.16%		12/05/18	2,700,000	2,689,470
		2.14%		12/07/18	5,000,000	4,980,133
		2.16%		12/12/18	1,500,000	1,493,520
		2.16%		12/14/18	500,000	497,780
		2.17%		12/21/18	2,000,000	1,990,289
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.14%		12/19/18	1,000,000	995,315
Total Fixed-Rate Obligations
(Cost $36,499,464)						36,499,464

Variable-Rate Obligations 10.0% of net assets
U.S. Government Agency Debt 10.0%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.27%)		2.07%		10/05/18	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		2.00%		10/10/18	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		2.03%	10/15/18	11/15/18	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.13%)		2.03%	10/16/18	11/16/18	500,000	500,000
(1 mo. USD-LIBOR - 0.05%)		2.17%	10/24/18	01/24/19	500,000	500,138
(1 mo. USD-LIBOR - 0.07%)		2.06%	10/11/18	02/11/19	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		2.01%	10/12/18	02/12/19	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.07%)		2.15%	10/25/18	02/25/19	900,000	900,000
(3 mo. USD-LIBOR - 0.32%)		2.02%	10/12/18	04/12/19	5,000,000	5,000,000
1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR - 0.14%)		2.00%	10/09/18	05/09/19	600,000	599,904
Total Variable-Rate Obligations
(Cost $11,000,042)						11,000,042
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	a	1.97%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 56.3% of net assets
U.S. Government Agency Repurchase Agreements* 39.2%
JP MORGAN SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $8,240,000, 3.00% - 6.00%, due 09/20/36 - 09/20/48)		2.26%		10/01/18	8,001,507	8,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $16,480,000, 2.50%, due 05/01/30)		2.27%		10/01/18	16,003,027	16,000,000
MIZUHO SECURITIES USA LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $10,200,058, 3.63%, due 02/15/21)		2.25%		10/01/18	10,001,875	10,000,000
RBC DOMINION SECURITIES INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,322, 1.38% - 4.00%, due 05/31/20 - 08/20/48)		2.25%		10/01/18	1,000,188	1,000,000
ROYAL BANK OF CANADA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $3,090,580, 2.38% - 4.50%, due 03/01/42 - 08/01/48)		2.25%		10/01/18	3,000,563	3,000,000
WELLS FARGO SECURITIES LLC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Government Agency Securities valued at $5,200,504, 1.23% - 6.50%, due 06/19/20 - 09/01/48)		2.26%		10/01/18	5,000,942	5,000,000
						43,000,000
U.S. Treasury Repurchase Agreements 17.1%
BANK OF MONTREAL
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $1,020,200, 1.50% - 2.88%, due 05/31/20 - 05/15/43)		2.05%		10/01/18	1,000,171	1,000,000
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $7,827,224, 2.63%, due 11/15/20)		2.24%		10/01/18	7,675,179	7,673,747
BNP PARIBAS SA
Issued 09/28/18, repurchase date 10/01/18 (Collateralized by U.S. Treasury Securities valued at $10,201,905, 4.38% - 8.13%, due 08/15/19 - 11/15/39)		2.24%		10/01/18	10,001,867	10,000,000
						18,673,747
Total Repurchase Agreements
(Cost $61,673,747)						61,673,747
a	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$36,499,464	$—	$36,499,464
Variable-Rate Obligations[1]	—	11,000,042	—	11,000,042
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	61,673,747	—	61,673,747
Total	$45,600	$109,173,253	$—	$109,218,853
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
3

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713SEP18
4

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 100.6% of net assets

Equity Funds 80.9%
International 20.4%
Schwab International Index Fund	252,367	5,211,369
Large-Cap 40.4%
Schwab 1000 Index Fund	37,773	2,610,902
Schwab S&P 500 Index Fund	170,000	7,740,092
		10,350,994
Small-Cap 20.1%
Schwab Small-Cap Index Fund	150,431	5,143,251
		20,705,614

Fixed-Income Fund 15.3%
Intermediate-Term Bond 15.3%
Schwab U.S. Aggregate Bond Index Fund	404,006	3,918,854

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	1,110,299	1,110,521
Total Affiliated Underlying Funds
(Cost $14,186,047)		25,734,989
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.54%, 10/01/18 (b)	183,871	183,871
Total Short-Term Investment
(Cost $183,871)		183,871
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab 1000 Index Fund	44,985	1,035	(8,247)	37,773	$103,535	$160,841	$—
Schwab International Index Fund	272,197	6,628	(26,458)	252,367	(159,407)	108,309	—
Schwab S&P 500 Index Fund	200,016	3,538	(33,554)	170,000	23,172	764,525	—
Schwab Small-Cap Index Fund	179,380	4,257	(33,206)	150,431	108,979	463,068	—
Schwab U.S. Aggregate Bond Index Fund	400,950	40,248	(37,192)	404,006	(139,651)	(9,379)	78,652
Schwab Variable Share Price Money Fund, Ultra Shares	847,895	262,404	—	1,110,299	59	—	13,342
Total					($63,313)	$1,487,364	$91,994
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$25,734,989	$—	$—	$25,734,989
Short-Term Investment[1]	—	183,871	—	183,871
Total	$25,734,989	$183,871	$—	$25,918,860
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Subsequent Event:
At a meeting held on September 25, 2018, the Board of the Schwab Annuity Portfolios (the Trust) approved the liquidation of Schwab MarketTrack Growth Portfolio II (the Fund). The Fund will redeem all of its outstanding shares on or about November 27, 2018, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all its charges, taxes, expenses and liabilities.
REG47714SEP18
4

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.5%
Aptiv plc	4,145	347,766
BorgWarner, Inc.	3,310	141,602
Ford Motor Co.	61,460	568,505
General Motors Co.	20,693	696,733
Goodyear Tire & Rubber Co.	3,662	85,654
Harley-Davidson, Inc.	2,570	116,421
		1,956,681

Banks 5.8%
Bank of America Corp.	146,307	4,310,204
BB&T Corp.	12,191	591,751
Citigroup, Inc.	39,643	2,843,989
Citizens Financial Group, Inc.	7,592	292,824
Comerica, Inc.	2,732	246,427
Fifth Third Bancorp	10,475	292,462
Huntington Bancshares, Inc.	17,286	257,907
JPMorgan Chase & Co.	52,932	5,972,847
KeyCorp	16,700	332,163
M&T Bank Corp.	2,282	375,480
People’s United Financial, Inc.	5,469	93,629
Regions Financial Corp.	17,426	319,767
SunTrust Banks, Inc.	7,291	486,966
SVB Financial Group *	830	257,989
The PNC Financial Services Group, Inc.	7,306	995,004
U.S. Bancorp	24,105	1,272,985
Wells Fargo & Co.	68,273	3,588,429
Zions Bancorp	3,108	155,866
		22,686,689

Capital Goods 6.8%
3M Co.	9,251	1,949,278
A.O. Smith Corp.	2,278	121,577
Allegion plc	1,528	138,391
AMETEK, Inc.	3,609	285,544
Arconic, Inc.	6,651	146,389
Caterpillar, Inc.	9,371	1,428,984
Cummins, Inc.	2,375	346,916
Deere & Co.	5,064	761,271
Dover Corp.	2,340	207,160
Eaton Corp. plc	6,863	595,228
Emerson Electric Co.	9,911	758,984
Fastenal Co.	4,492	260,626
Flowserve Corp.	2,038	111,458
Fluor Corp.	2,200	127,820
Fortive Corp. (a)	4,827	406,433
Fortune Brands Home & Security, Inc.	2,300	120,428
General Dynamics Corp.	4,379	896,469
General Electric Co.	136,907	1,545,680
Harris Corp.	1,850	313,039
Honeywell International, Inc.	11,703	1,947,379
Huntington Ingalls Industries, Inc.	694	177,720
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	4,838	682,739
Ingersoll-Rand plc	3,875	396,413
Jacobs Engineering Group, Inc.	1,878	143,667
Johnson Controls International plc	14,554	509,390
L3 Technologies, Inc.	1,220	259,396
Lockheed Martin Corp.	3,903	1,350,282
Masco Corp.	4,821	176,449
Northrop Grumman Corp.	2,739	869,276
PACCAR, Inc.	5,511	375,795
Parker-Hannifin Corp.	2,088	384,046
Pentair plc	2,514	108,982
Quanta Services, Inc. *	2,314	77,241
Raytheon Co.	4,496	929,143
Rockwell Automation, Inc.	1,947	365,101
Rockwell Collins, Inc.	2,575	361,710
Roper Technologies, Inc.	1,617	478,972
Snap-on, Inc.	889	163,220
Stanley Black & Decker, Inc.	2,417	353,945
Textron, Inc.	3,965	283,379
The Boeing Co.	8,427	3,134,001
TransDigm Group, Inc. *	755	281,087
United Rentals, Inc. *	1,310	214,316
United Technologies Corp.	11,832	1,654,232
W.W. Grainger, Inc.	718	256,620
Xylem, Inc.	2,818	225,074
		26,681,250

Commercial & Professional Services 0.7%
Cintas Corp.	1,357	268,428
Copart, Inc. *	3,200	164,896
Equifax, Inc.	1,889	246,647
IHS Markit Ltd. *	5,641	304,388
Nielsen Holdings plc	5,593	154,702
Republic Services, Inc.	3,486	253,293
Robert Half International, Inc.	1,950	137,241
Rollins, Inc.	1,545	93,766
Stericycle, Inc. *	1,300	76,284
Verisk Analytics, Inc. *	2,579	310,899
Waste Management, Inc.	6,225	562,491
		2,573,035

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	5,387	227,224
Garmin Ltd.	1,900	133,095
Hanesbrands, Inc.	5,656	104,240
Hasbro, Inc.	1,835	192,895
Leggett & Platt, Inc.	2,100	91,959
Lennar Corp., Class A	4,581	213,887
Mattel, Inc. *	5,312	83,398
Michael Kors Holdings Ltd. *	2,340	160,430
Mohawk Industries, Inc. *	990	173,597
Newell Brands, Inc.	6,864	139,339
NIKE, Inc., Class B	20,180	1,709,650
PulteGroup, Inc.	4,142	102,597
PVH Corp.	1,214	175,302

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ralph Lauren Corp.	872	119,944
Tapestry, Inc.	4,494	225,913
Under Armour, Inc., Class A *	2,906	61,665
Under Armour, Inc., Class C *	3,019	58,750
VF Corp.	5,134	479,772
Whirlpool Corp.	1,013	120,294
		4,573,951

Consumer Services 1.7%
Carnival Corp.	6,358	405,450
Chipotle Mexican Grill, Inc. *	386	175,445
Darden Restaurants, Inc.	1,933	214,930
H&R Block, Inc.	3,338	85,953
Hilton Worldwide Holdings, Inc.	4,679	377,970
Marriott International, Inc., Class A	4,561	602,189
McDonald’s Corp.	12,233	2,046,458
MGM Resorts International	7,939	221,577
Norwegian Cruise Line Holdings Ltd. *	3,216	184,695
Royal Caribbean Cruises Ltd.	2,690	349,539
Starbucks Corp.	21,283	1,209,726
Wynn Resorts Ltd.	1,537	195,291
Yum! Brands, Inc.	5,029	457,186
		6,526,409

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	860	117,579
American Express Co.	11,135	1,185,766
Ameriprise Financial, Inc.	2,243	331,201
Berkshire Hathaway, Inc., Class B *	30,711	6,575,532
BlackRock, Inc.	1,936	912,495
Capital One Financial Corp.	7,547	716,437
Cboe Global Markets, Inc.	1,754	168,314
CME Group, Inc.	5,353	911,134
Discover Financial Services	5,415	413,977
E*TRADE Financial Corp. *	4,106	215,113
Franklin Resources, Inc.	4,840	147,184
Intercontinental Exchange, Inc.	9,078	679,851
Invesco Ltd.	6,510	148,949
Jefferies Financial Group, Inc.	4,612	101,279
Moody’s Corp.	2,619	437,897
Morgan Stanley	20,949	975,595
MSCI, Inc.	1,389	246,422
Nasdaq, Inc.	1,792	153,754
Northern Trust Corp.	3,489	356,332
Raymond James Financial, Inc.	2,078	191,280
S&P Global, Inc.	3,962	774,135
State Street Corp.	5,946	498,156
Synchrony Financial	10,748	334,048
T. Rowe Price Group, Inc.	3,798	414,666
The Bank of New York Mellon Corp.	14,540	741,395
The Charles Schwab Corp. (b)	18,864	927,166
The Goldman Sachs Group, Inc.	5,521	1,238,029
		19,913,686

Energy 6.0%
Anadarko Petroleum Corp.	8,078	544,538
Andeavor	2,200	337,700
Apache Corp.	6,025	287,212
Baker Hughes, a GE Co.	6,563	222,026
Cabot Oil & Gas Corp.	7,120	160,342
Chevron Corp.	30,180	3,690,410
Cimarex Energy Co.	1,528	142,012
Concho Resources, Inc. *	3,157	482,232
ConocoPhillips	18,316	1,417,658
Devon Energy Corp.	8,061	321,956
EOG Resources, Inc.	9,113	1,162,545
Security	Number of Shares	Value ($)
EQT Corp.	4,160	183,997
Exxon Mobil Corp.	66,686	5,669,644
Halliburton Co.	13,845	561,138
Helmerich & Payne, Inc.	1,700	116,909
Hess Corp.	3,993	285,819
HollyFrontier Corp.	2,570	179,643
Kinder Morgan, Inc.	29,751	527,485
Marathon Oil Corp.	13,308	309,810
Marathon Petroleum Corp.	7,123	569,626
National-Oilwell Varco, Inc.	5,961	256,800
Newfield Exploration Co. *	3,141	90,555
Noble Energy, Inc.	7,562	235,859
Occidental Petroleum Corp.	12,070	991,792
ONEOK, Inc.	6,435	436,229
Phillips 66	6,722	757,704
Pioneer Natural Resources Co.	2,670	465,087
Schlumberger Ltd.	21,820	1,329,274
TechnipFMC plc	6,746	210,813
Valero Energy Corp.	6,770	770,088
Williams Cos., Inc.	19,045	517,834
		23,234,737

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	6,898	1,620,202
Kroger Co.	12,574	366,029
Sysco Corp.	7,524	551,133
Walgreens Boots Alliance, Inc.	13,313	970,518
Walmart, Inc.	22,633	2,125,465
		5,633,347

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	29,750	1,794,223
Archer-Daniels-Midland Co.	8,779	441,320
Brown-Forman Corp., Class B	2,687	135,828
Campbell Soup Co.	2,976	109,011
Conagra Brands, Inc.	6,144	208,712
Constellation Brands, Inc., Class A	2,639	569,021
General Mills, Inc.	9,334	400,615
Hormel Foods Corp.	4,208	165,795
Kellogg Co.	3,990	279,380
McCormick & Co., Inc.	1,892	249,271
Molson Coors Brewing Co., Class B	2,904	178,596
Mondelez International, Inc., Class A	23,128	993,579
Monster Beverage Corp. *	6,307	367,572
PepsiCo, Inc.	22,290	2,492,022
Philip Morris International, Inc.	24,482	1,996,262
The Coca-Cola Co.	60,281	2,784,379
The Hershey Co.	2,205	224,910
The JM Smucker Co.	1,816	186,340
The Kraft Heinz Co.	9,790	539,527
Tyson Foods, Inc., Class A	4,660	277,410
		14,393,773

Health Care Equipment & Services 6.7%
Abbott Laboratories	27,624	2,026,497
ABIOMED, Inc. *	710	319,323
Aetna, Inc.	5,139	1,042,446
Align Technology, Inc. *	1,151	450,294
AmerisourceBergen Corp.	2,509	231,380
Anthem, Inc.	4,099	1,123,331
Baxter International, Inc.	7,817	602,613
Becton, Dickinson & Co.	4,209	1,098,549
Boston Scientific Corp. *	21,777	838,414
Cardinal Health, Inc.	4,864	262,656
Centene Corp. *	3,248	470,245
Cerner Corp. *	5,184	333,901

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cigna Corp.	3,823	796,140
CVS Health Corp.	16,036	1,262,354
Danaher Corp.	9,677	1,051,503
DaVita, Inc. *	2,030	145,409
Dentsply Sirona, Inc.	3,544	133,751
Edwards Lifesciences Corp. *	3,309	576,097
Envision Healthcare Corp. *	1,850	84,601
Express Scripts Holding Co. *	8,837	839,603
HCA Healthcare, Inc.	4,270	594,042
Henry Schein, Inc. *	2,410	204,922
Hologic, Inc. *	4,246	174,001
Humana, Inc.	2,161	731,542
IDEXX Laboratories, Inc. *	1,379	344,281
Intuitive Surgical, Inc. *	1,792	1,028,608
Laboratory Corp. of America Holdings *	1,604	278,583
McKesson Corp.	3,163	419,572
Medtronic plc	21,295	2,094,789
Quest Diagnostics, Inc.	2,130	229,848
ResMed, Inc.	2,247	259,169
Stryker Corp.	4,907	871,876
The Cooper Cos., Inc.	775	214,791
UnitedHealth Group, Inc.	15,160	4,033,166
Universal Health Services, Inc., Class B	1,360	173,862
Varian Medical Systems, Inc. *	1,464	163,866
WellCare Health Plans, Inc. *	777	249,021
Zimmer Biomet Holdings, Inc.	3,183	418,469
		26,173,515

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	3,860	229,168
Clorox Co.	2,028	305,031
Colgate-Palmolive Co.	13,690	916,546
Coty, Inc., Class A	7,300	91,688
Kimberly-Clark Corp.	5,492	624,111
Procter & Gamble Co.	39,248	3,266,611
The Estee Lauder Cos., Inc., Class A	3,505	509,347
		5,942,502

Insurance 2.3%
AFLAC, Inc.	12,176	573,124
American International Group, Inc.	14,023	746,584
Aon plc	3,842	590,823
Arthur J. Gallagher & Co.	2,850	212,154
Assurant, Inc.	820	88,519
Brighthouse Financial, Inc. *	1,862	82,375
Chubb Ltd.	7,284	973,434
Cincinnati Financial Corp.	2,374	182,347
Everest Re Group Ltd.	640	146,221
Lincoln National Corp.	3,432	232,209
Loews Corp.	4,305	216,240
Marsh & McLennan Cos., Inc.	7,931	656,052
MetLife, Inc.	15,687	732,897
Principal Financial Group, Inc.	4,163	243,910
Prudential Financial, Inc.	6,574	666,078
The Allstate Corp.	5,471	539,988
The Hartford Financial Services Group, Inc.	5,595	279,526
The Progressive Corp.	9,173	651,650
The Travelers Cos., Inc.	4,231	548,803
Torchmark Corp.	1,657	143,645
Unum Group	3,453	134,909
Willis Towers Watson plc	2,088	294,283
		8,935,771

Security	Number of Shares	Value ($)
Materials 2.4%
Air Products & Chemicals, Inc.	3,457	577,492
Albemarle Corp.	1,726	172,220
Avery Dennison Corp.	1,370	148,439
Ball Corp.	5,428	238,778
CF Industries Holdings, Inc.	3,620	197,073
DowDuPont, Inc.	36,367	2,338,762
Eastman Chemical Co.	2,220	212,498
Ecolab, Inc.	4,024	630,883
FMC Corp.	2,100	183,078
Freeport-McMoRan, Inc.	22,818	317,627
International Flavors & Fragrances, Inc.	1,445	201,028
International Paper Co.	6,485	318,738
LyondellBasell Industries N.V., Class A	5,063	519,008
Martin Marietta Materials, Inc.	1,000	181,950
Newmont Mining Corp.	8,321	251,294
Nucor Corp.	4,999	317,186
Packaging Corp. of America	1,493	163,767
PPG Industries, Inc.	3,828	417,750
Praxair, Inc.	4,507	724,410
Sealed Air Corp.	2,499	100,335
The Mosaic Co.	5,600	181,888
The Sherwin-Williams Co.	1,298	590,863
Vulcan Materials Co.	2,069	230,073
WestRock Co.	4,028	215,256
		9,430,396

Media 2.2%
CBS Corp., Class B — Non Voting Shares	5,380	309,081
Charter Communications, Inc., Class A *	2,820	918,982
Comcast Corp., Class A	72,118	2,553,698
Discovery, Inc., Class A *	2,552	81,664
Discovery, Inc., Class C *	5,557	164,376
DISH Network Corp., Class A *	3,542	126,662
News Corp., Class A	6,015	79,338
News Corp., Class B	2,000	27,200
Omnicom Group, Inc.	3,540	240,791
The Interpublic Group of Cos., Inc.	6,047	138,295
Twenty-First Century Fox, Inc., Class A	16,549	766,715
Twenty-First Century Fox, Inc., Class B	7,720	353,730
Viacom, Inc., Class B	5,520	186,355
Walt Disney Co.	23,413	2,737,916
		8,684,803

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	23,831	2,253,936
Agilent Technologies, Inc.	5,051	356,298
Alexion Pharmaceuticals, Inc. *	3,495	485,840
Allergan plc	5,032	958,495
Amgen, Inc.	10,205	2,115,395
Biogen, Inc. *	3,173	1,121,053
Bristol-Myers Squibb Co.	25,691	1,594,897
Celgene Corp. *	11,098	993,160
Eli Lilly & Co.	15,051	1,615,123
Gilead Sciences, Inc.	20,427	1,577,169
Illumina, Inc. *	2,317	850,478
Incyte Corp. *	2,800	193,424
IQVIA Holdings, Inc. *	2,539	329,410
Johnson & Johnson	42,250	5,837,683
Merck & Co., Inc.	41,926	2,974,230
Mettler-Toledo International, Inc. *	400	243,592
Mylan N.V. *	8,109	296,789
Nektar Therapeutics *	2,720	165,811
PerkinElmer, Inc.	1,771	172,265
Perrigo Co., plc	2,012	142,450
Pfizer, Inc.	92,314	4,068,278

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	1,211	489,292
Thermo Fisher Scientific, Inc.	6,342	1,547,955
Vertex Pharmaceuticals, Inc. *	4,028	776,357
Waters Corp. *	1,219	237,315
Zoetis, Inc.	7,622	697,870
		32,094,565

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	1,680	211,327
American Tower Corp.	6,943	1,008,818
Apartment Investment & Management Co., Class A	2,477	109,310
AvalonBay Communities, Inc.	2,168	392,733
Boston Properties, Inc.	2,419	297,755
CBRE Group, Inc., Class A *	4,950	218,295
Crown Castle International Corp.	6,517	725,538
Digital Realty Trust, Inc.	3,231	363,423
Duke Realty Corp.	5,658	160,517
Equinix, Inc.	1,259	545,008
Equity Residential	5,818	385,501
Essex Property Trust, Inc.	1,030	254,111
Extra Space Storage, Inc.	1,970	170,681
Federal Realty Investment Trust	1,133	143,291
HCP, Inc.	7,416	195,189
Host Hotels & Resorts, Inc.	11,678	246,406
Iron Mountain, Inc.	4,503	155,444
Kimco Realty Corp.	6,589	110,300
Mid-America Apartment Communities, Inc.	1,800	180,324
Prologis, Inc.	9,929	673,087
Public Storage	2,355	474,839
Realty Income Corp.	4,610	262,263
Regency Centers Corp.	2,690	173,962
SBA Communications Corp. *	1,808	290,419
Simon Property Group, Inc.	4,871	860,949
SL Green Realty Corp.	1,400	136,542
The Macerich Co.	1,707	94,380
UDR, Inc.	4,150	167,784
Ventas, Inc.	5,579	303,386
Vornado Realty Trust	2,760	201,480
Welltower, Inc.	5,848	376,143
Weyerhaeuser Co.	11,959	385,917
		10,275,122

Retailing 7.6%
Advance Auto Parts, Inc.	1,167	196,441
Amazon.com, Inc. *	6,455	12,929,365
AutoZone, Inc. *	419	325,018
Best Buy Co., Inc.	3,871	307,203
Booking Holdings, Inc. *	747	1,482,048
CarMax, Inc. *	2,746	205,044
Dollar General Corp.	4,155	454,141
Dollar Tree, Inc. *	3,777	308,014
eBay, Inc. *	14,657	483,974
Expedia Group, Inc.	1,900	247,912
Foot Locker, Inc.	1,900	96,862
Genuine Parts Co.	2,301	228,719
Kohl’s Corp.	2,632	196,216
L Brands, Inc.	3,677	111,413
LKQ Corp. *	4,960	157,083
Lowe’s Cos., Inc.	12,780	1,467,400
Macy’s, Inc.	4,772	165,732
Netflix, Inc. *	6,863	2,567,654
Nordstrom, Inc.	1,850	110,649
O'Reilly Automotive, Inc. *	1,268	440,402
Ross Stores, Inc.	5,953	589,942
Target Corp.	8,297	731,878
The Gap, Inc.	3,376	97,398
Security	Number of Shares	Value ($)
The Home Depot, Inc.	18,026	3,734,086
The TJX Cos., Inc.	9,855	1,103,957
Tiffany & Co.	1,706	220,023
Tractor Supply Co.	1,900	172,672
TripAdvisor, Inc. *	1,620	82,733
Ulta Salon, Cosmetics & Fragrance, Inc. *	891	251,369
		29,465,348

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	13,507	417,231
Analog Devices, Inc.	5,838	539,781
Applied Materials, Inc.	15,495	598,882
Broadcom, Inc.	6,794	1,676,283
Intel Corp.	72,654	3,435,808
KLA-Tencor Corp.	2,484	252,648
Lam Research Corp.	2,486	377,126
Microchip Technology, Inc.	3,692	291,336
Micron Technology, Inc. *	18,260	825,900
NVIDIA Corp.	9,573	2,690,204
Qorvo, Inc. *	1,976	151,935
Qualcomm, Inc.	22,145	1,595,104
Skyworks Solutions, Inc.	2,841	257,707
Texas Instruments, Inc.	15,330	1,644,756
Xilinx, Inc.	3,993	320,119
		15,074,820

Software & Services 15.9%
Accenture plc, Class A	10,117	1,721,914
Activision Blizzard, Inc.	11,965	995,368
Adobe Systems, Inc. *	7,716	2,082,934
Akamai Technologies, Inc. *	2,657	194,360
Alliance Data Systems Corp.	756	178,537
Alphabet, Inc., Class A *	4,709	5,684,140
Alphabet, Inc., Class C *	4,851	5,789,523
ANSYS, Inc. *	1,328	247,911
Autodesk, Inc. *	3,434	536,082
Automatic Data Processing, Inc.	6,911	1,041,211
Broadridge Financial Solutions, Inc.	1,844	243,316
CA, Inc.	4,890	215,894
Cadence Design Systems, Inc. *	4,400	199,408
Citrix Systems, Inc. *	2,040	226,766
Cognizant Technology Solutions Corp., Class A	9,154	706,231
DXC Technology Co.	4,470	418,034
Electronic Arts, Inc. *	4,782	576,183
Facebook, Inc., Class A *	37,996	6,248,822
Fidelity National Information Services, Inc.	5,161	562,910
Fiserv, Inc. *	6,390	526,408
FleetCor Technologies, Inc. *	1,390	316,698
Gartner, Inc. *	1,424	225,704
Global Payments, Inc.	2,490	317,226
International Business Machines Corp.	14,365	2,172,132
Intuit, Inc.	4,075	926,655
Mastercard, Inc., Class A	14,390	3,203,358
Microsoft Corp.	120,802	13,816,125
Oracle Corp.	44,588	2,298,957
Paychex, Inc.	5,000	368,250
PayPal Holdings, Inc. *	18,637	1,637,074
Red Hat, Inc. *	2,810	382,947
Salesforce Com, Inc. *	11,927	1,896,751
Symantec Corp.	9,680	205,990
Synopsys, Inc. *	2,320	228,775
Take-Two Interactive Software, Inc. *	1,800	248,382
The Western Union Co.	7,154	136,355
Total System Services, Inc.	2,612	257,909
Twitter, Inc. *	11,342	322,793

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	1,695	271,403
Visa, Inc., Class A	28,012	4,204,321
		61,833,757

Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	4,732	444,903
Apple, Inc.	72,288	16,318,293
Arista Networks, Inc. *	817	217,208
Cisco Systems, Inc.	72,042	3,504,843
Corning, Inc.	12,804	451,981
F5 Networks, Inc. *	955	190,446
FLIR Systems, Inc.	2,134	131,177
Hewlett Packard Enterprise Co.	23,221	378,735
HP, Inc.	25,012	644,559
IPG Photonics Corp. *	570	88,960
Juniper Networks, Inc.	5,460	163,636
Motorola Solutions, Inc.	2,544	331,076
NetApp, Inc.	4,098	351,977
Seagate Technology plc	4,123	195,224
TE Connectivity Ltd.	5,498	483,439
Western Digital Corp.	4,597	269,108
Xerox Corp.	3,470	93,621
		24,259,186

Telecommunication Services 2.0%
AT&T, Inc.	114,388	3,841,149
CenturyLink, Inc.	15,005	318,106
Verizon Communications, Inc.	65,081	3,474,675
		7,633,930

Transportation 2.1%
Alaska Air Group, Inc.	1,908	131,385
American Airlines Group, Inc.	6,471	267,446
C.H. Robinson Worldwide, Inc.	2,180	213,466
CSX Corp.	12,873	953,246
Delta Air Lines, Inc.	9,937	574,657
Expeditors International of Washington, Inc.	2,726	200,443
FedEx Corp.	3,843	925,356
J.B. Hunt Transport Services, Inc.	1,345	159,974
Kansas City Southern	1,600	181,248
Norfolk Southern Corp.	4,417	797,268
Southwest Airlines Co.	8,142	508,468
Union Pacific Corp.	11,660	1,898,598
United Continental Holdings, Inc. *	3,610	321,506
United Parcel Service, Inc., Class B	10,900	1,272,575
		8,405,636

Utilities 2.8%
Alliant Energy Corp.	3,611	153,720
Ameren Corp.	3,850	243,397
American Electric Power Co., Inc.	7,739	548,540
American Water Works Co., Inc.	2,876	253,002
CenterPoint Energy, Inc.	7,750	214,288
CMS Energy Corp.	4,396	215,404
Consolidated Edison, Inc.	4,862	370,436
Dominion Energy, Inc.	10,256	720,792
DTE Energy Co.	2,848	310,802
Duke Energy Corp.	11,271	901,905
Security	Number of Shares	Value ($)
Edison International	5,115	346,183
Entergy Corp.	2,883	233,898
Evergy, Inc.	4,230	232,312
Eversource Energy	5,034	309,289
Exelon Corp.	15,214	664,243
FirstEnergy Corp.	7,725	287,138
NextEra Energy, Inc.	7,452	1,248,955
NiSource, Inc.	5,822	145,084
NRG Energy, Inc.	4,793	179,258
PG&E Corp. *	8,150	374,982
Pinnacle West Capital Corp.	1,737	137,536
PPL Corp.	11,027	322,650
Public Service Enterprise Group, Inc.	8,018	423,270
SCANA Corp.	2,200	85,558
Sempra Energy	4,329	492,537
The AES Corp.	10,636	148,904
The Southern Co.	15,903	693,371
WEC Energy Group, Inc.	4,946	330,195
Xcel Energy, Inc.	8,000	377,680
		10,965,329
Total Common Stock
(Cost $167,000,720)		387,348,238

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.94% (c)	396,603	396,603
Total Other Investment Company
(Cost $396,603)		396,603
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Australia & New Zealand Banking Group Ltd.
1.54%, 10/01/18 (d)	2,257,231	2,257,231
Total Short-Term Investment
(Cost $2,257,231)		2,257,231

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	18	2,627,100	(4,371)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $386,057.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended September 30, 2018:
	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	17,599	1,794	(529)	18,864	($46,545)	$864	$5,997

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$387,348,238	$—	$—	$387,348,238
Other Investment Company[1]	396,603	—	—	396,603
Short-Term Investment[1]	—	2,257,231	—	2,257,231
Liabilities
Futures Contracts[2]	(4,371)	—	—	(4,371)
Total	$387,740,470	$2,257,231	$—	$389,997,701
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715SEP18

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.0% of net assets

U.S. Stocks 18.8%
Large-Cap 14.9%
Schwab U.S. Large-Cap ETF	151,624	10,546,965
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	35,893	2,733,970
		13,280,935

International Stocks 18.2%
Developed-Market Large-Cap 11.1%
Schwab International Equity ETF	234,261	7,854,771
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF	38,879	1,386,425
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF	141,778	3,645,113
		12,886,309

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	101,442	4,233,175

Fixed Income 36.0%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF	25,926	1,398,967
Intermediate-Term Bond 34.0%
Schwab U.S. Aggregate Bond ETF	478,685	24,053,921
		25,452,888

Money Market Fund 14.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	9,891,939	9,893,917
Total Affiliated Underlying Funds
(Cost $59,317,988)		65,747,224

Unaffiliated Underlying Funds 6.0% of net assets

U.S. Stock 1.0%
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,818	724,787

Security	Number of Shares	Value ($)
Real Assets 3.0%
Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I	433,832	2,108,421

Fixed Income 2.0%
International Developed-Market Bond 2.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	51,581	1,412,288
Total Unaffiliated Underlying Funds
(Cost $4,358,673)		4,245,496
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
BNP Paribas
1.54%, 10/01/18 (b)	238,909	238,909
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	706,729	706,729
Total Short-Term Investments
(Cost $945,638)		945,638
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	120,049	32,322	(10,593)	141,778	($302,717)	$63,450	$—
Schwab International Equity ETF	209,047	39,606	(14,392)	234,261	(97,413)	11,359	—
Schwab International Small-Cap Equity ETF	35,275	3,604	—	38,879	(35,794)	—	—
Schwab U.S. Aggregate Bond ETF	420,607	65,541	(7,463)	478,685	(775,205)	(11,506)	415,686
Schwab U.S. Large-Cap ETF	150,311	16,580	(15,267)	151,624	805,631	103,682	131,581
Schwab U.S. REIT ETF	92,785	14,607	(5,950)	101,442	52,691	(1,456)	91,490
Schwab U.S. Small-Cap ETF	37,492	—	(1,599)	35,893	213,327	25,773	22,453
Schwab U.S. TIPS ETF	23,539	2,387	—	25,926	(35,861)	—	22,859
Schwab Variable Share Price Money Fund, Ultra Shares	7,589,228	2,402,680	(99,969)	9,891,939	606	(1)	120,987
Total					($174,735)	$191,301	$805,056
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$65,747,224	$—	$—	$65,747,224
Unaffiliated Underlying Funds[1]	4,245,496	—	—	4,245,496
Short-Term Investments[1]	—	945,638	—	945,638
Total	$69,992,720	$945,638	$—	$70,938,358
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68012SEP18
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.5% of net assets

U.S. Stocks 28.0%
Large-Cap 21.9%
Schwab U.S. Large-Cap ETF	481,376	33,484,515
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	121,754	9,274,002
		42,758,517

International Stocks 26.4%
Developed-Market Large-Cap 17.3%
Schwab International Equity ETF	788,850	26,450,141
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF	126,112	4,497,154
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	362,875	9,329,516
		40,276,811

Real Assets 5.9%
Real Estate 5.9%
Schwab U.S. REIT ETF	216,209	9,022,401

Fixed Income 28.9%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF	56,516	3,049,603
Intermediate-Term Bond 26.9%
Schwab U.S. Aggregate Bond ETF	818,074	41,108,219
		44,157,822

Money Market Fund 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	6,597,869	6,599,188
Total Affiliated Underlying Funds
(Cost $120,897,470)		142,814,739
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 5.8% of net assets

U.S. Stock 1.1%
Micro-Cap 1.1%
iShares Micro-Cap ETF	15,995	1,700,348

Real Assets 3.8%
Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I	1,216,268	5,911,062

Fixed Income 0.9%
International Developed-Market Bond 0.9%
SPDR Bloomberg Barclays International Treasury Bond ETF	49,471	1,354,516
Total Unaffiliated Underlying Funds
(Cost $9,877,716)		8,965,926
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.54%, 10/01/18 (b)	1,050,395	1,050,395
Total Short-Term Investment
(Cost $1,050,395)		1,050,395
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	328,150	44,582	(9,857)	362,875	($755,110)	$51,371	$—
Schwab International Equity ETF	761,091	55,917	(28,158)	788,850	(394,971)	34,407	—
Schwab International Small-Cap Equity ETF	121,830	4,282	—	126,112	(117,695)	—	—
Schwab U.S. Aggregate Bond ETF	775,775	65,248	(22,949)	818,074	(1,392,566)	(37,864)	757,266
Schwab U.S. Large-Cap ETF	522,539	8,755	(49,918)	481,376	2,233,175	765,900	442,396
Schwab U.S. REIT ETF	208,862	30,378	(23,031)	216,209	109,166	18,280	204,784
Schwab U.S. Small-Cap ETF	131,945	—	(10,191)	121,754	644,072	177,784	76,589
Schwab U.S. TIPS ETF	50,552	5,964	—	56,516	(77,457)	—	50,846
Schwab Variable Share Price Money Fund, Ultra Shares	4,330,348	2,267,521	—	6,597,869	209	—	73,327
Total					$248,823	$1,009,878	$1,605,208
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$142,814,739	$—	$—	$142,814,739
Unaffiliated Underlying Funds[1]	8,965,926	—	—	8,965,926
Short-Term Investment[1]	—	1,050,395	—	1,050,395
Total	$151,780,665	$1,050,395	$—	$152,831,060
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68013SEP18
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.4% of net assets

U.S. Stocks 36.0%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF	648,293	45,095,261
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF	142,167	10,828,861
		55,924,122

International Stocks 33.9%
Developed-Market Large-Cap 21.1%
Schwab International Equity ETF	976,722	32,749,488
Developed-Market Small-Cap 4.9%
Schwab International Small-Cap Equity ETF	214,777	7,658,948
Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF	474,966	12,211,376
		52,619,812

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	223,339	9,319,936

Fixed Income 13.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	28,508	1,538,291
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond ETF	371,483	18,667,021
		20,205,312

Money Market Fund 4.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	6,998,705	7,000,105
Total Affiliated Underlying Funds
(Cost $115,483,239)		145,069,287
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 6.1% of net assets

U.S. Stock 2.1%
Micro-Cap 2.1%
iShares Micro-Cap ETF	30,408	3,232,522

Real Assets 4.0%
Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I	1,291,852	6,278,402
Total Unaffiliated Underlying Funds
(Cost $9,790,292)		9,510,924
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	1,328,277	1,328,277
Total Short-Term Investment
(Cost $1,328,277)		1,328,277
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	435,414	49,409	(9,857)	474,966	($1,028,038)	$53,748	$—
Schwab International Equity ETF	932,149	101,132	(56,559)	976,722	(461,673)	(23,653)	—
Schwab International Small-Cap Equity ETF	203,025	11,752	—	214,777	(208,212)	—	—
Schwab U.S. Aggregate Bond ETF	345,878	39,486	(13,881)	371,483	(616,887)	(24,421)	340,893
Schwab U.S. Large-Cap ETF	685,860	29,224	(66,791)	648,293	3,117,767	804,358	587,803
Schwab U.S. REIT ETF	204,659	42,611	(23,931)	223,339	120,836	(772)	208,355
Schwab U.S. Small-Cap ETF	150,257	4,446	(12,536)	142,167	790,299	191,045	89,567
Schwab U.S. TIPS ETF	25,769	2,739	—	28,508	(39,106)	—	25,809
Schwab Variable Share Price Money Fund, Ultra Shares	4,130,332	2,868,373	—	6,998,705	129	—	74,683
Total					$1,675,115	$1,000,305	$1,327,110
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$145,069,287	$—	$—	$145,069,287
Unaffiliated Underlying Funds[1]	9,510,924	—	—	9,510,924
Short-Term Investment[1]	—	1,328,277	—	1,328,277
Total	$154,580,211	$1,328,277	$—	$155,908,488
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68014SEP18
4

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 13, 2018